Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Summary of share capital

	2023	2022
	£m	£m
Issued and fully paid
At 31 December – 2,522,539,885 shares (2022: 2,520,039,885)	25	25